Notes Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes Receivable, Current/Accounts Receivable, Net (Textual)
Advanced loan amount	$ 0	$ 563,896
Due to the third party	233,596
Lease prepayment remaining balance	266,390
Settled amount	$ 62,393